Schedule of Tangible Long-Lived Assets by Geographic Area (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets
Long-lived Assets	$ 531,897	$ 494,379	$ 424,098	$ 331,312
United States
Revenues from External Customers and Long-Lived Assets
Long-lived Assets	411,957	408,244	360,961
United Kingdom
Revenues from External Customers and Long-Lived Assets
Long-lived Assets	69,309	60,369	43,816
Other countries
Revenues from External Customers and Long-Lived Assets
Long-lived Assets	$ 50,631	$ 25,766	$ 19,321